Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Pricing model utilized	Binomial Lattice		Binomial Lattice
Measurement Input, Risk Free Interest Rate [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments
Measurement Input, Expected Term [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments
Measurement Input, Price Volatility [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments
Measurement Input, Expected Dividend Rate [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments	0	0	0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments	3.7	3.59	4.15
Minimum [Member] | Measurement Input, Expected Term [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments	0.16	0.13	0.83
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments	147.11	164.8	164.8
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments	3.72	4.29	4.18
Maximum [Member] | Measurement Input, Expected Term [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments	0.63	0.87	0.85
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details) [Line Items]
Fair market value of derivative financial instruments	217.25	297.56	165.62